Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2021
Fair Value Measurements
Schedule of Company's assets that are measured at fair value on a recurring basis

	Quoted	Significant	Significant
	Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
U.S. Treasury Securities held in Trust Account (1)	$345,012,881	—	—
(1)	Includes approximately $4,000 of investments held in cash within the Trust Account.